Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2018
Capital Requirements
Schedule of capital adequacy requirements of regulatory capital ratios in excess of the levels established for well-capitalized

					Well-Capitalized Under
			Required for Capital		Prompt Corrective Action
	Actual		Adequacy Purposes		Provision
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2018
Total Capital (to risk-weighted assets):
Company	$165,325	13.28%	$99,578	8.00%	$	N.A.	N.A.	%
Bank	163,814	13.19	99,327	8.00		124,159	10.00
Tier 1 Capital (to risk-weighted assets):
Company	$139,532	11.21%	$74,683	6.00%	$	N.A.	N.A.	%
Bank	152,002	12.24	74,495	6.00		99,327	8.00
Common Equity Tier 1 Capital
(to risk-weighted assets)
Company	$105,513	8.48%	$56,013	4.50%	$	N.A.	N.A.	%
Bank	152,002	12.24	55,872	4.50		80,703	6.50
Tier 1 leverage ratio:
Company	$139,532	9.55%	$58,467	4.00%	$	N.A.	N.A.	%
Bank	152,002	10.43	58,272	4.00		72,839	5.00
(in thousands)
December 31, 2017
Total Capital (to risk-weighted assets):
Company	$156,045	12.93%	$96,577	8.00%	$	N.A.	N.A.	%
Bank	154,495	12.83	96,326	8.00		120,408	10.00
Tier 1 Capital (to risk-weighted assets):
Company	$129,369	10.72%	$72,433	6.00%	$	N.A.	N.A.	%
Bank	143,483	11.92	72,245	6.00		96,326	8.00
Common Equity Tier 1 Capital
(to risk-weighted assets)
Company	$97,033	8.04%	$54,325	4.50%	$	N.A.	N.A.	%
Bank	143,483	11.92	54,184	4.50		78,265	6.50
Tier 1 leverage ratio:
Company	$129,369	9.33%	$55,488	4.00%	$	N.A.	N.A.	%
Bank	143,483	10.38	55,315	4.00		69,144	5.00